EQUITY-BASED COMPENSATION - Equity-based Compensation by Plan and Total amounts Included in Selling, General and Administrative Expenses (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense	$ 16,491	$ 7,771	$ 91,271	$ 101,188	$ 149,138
Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense			$ 91,271	$ 101,188	149,844
Discontinued Operations [Member] | Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense					$ 700